Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 121	$ 83	$ 87	$ 161
Short-term investments and deposits	92	90
Trade receivables	990	932
Other receivables	295	225
Investments at fair value through other comprehensive income	145	212
Other non-current assets	357	373
Short-term credit	(610)	(822)
Trade payables	(715)	(790)
Other current liabilities	(647)	(595)
Long-term debt and debentures	(1,815)	(2,388)
Other non-current liabilities	(10)	(7)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	13	5
Investments at fair value through other comprehensive income	0	0
Other non-current assets	15	64
Total financial assets	28	69
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	28	69
Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	145	212
Other non-current assets	0	0
Total financial assets	145	212
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	145	212
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	121	83
Short-term investments and deposits	92	90
Trade receivables	990	932
Other receivables	30	81
Investments at fair value through other comprehensive income	0	0
Other non-current assets	66	9
Total financial assets	1,299	1,195
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	1,299	1,195
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	0	0
Other non-current assets	0	0
Total financial assets	0	0
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	(21)	(3)
Long-term debt and debentures	0	0
Other non-current liabilities	0	(3)
Total financial liabilities	(21)	(6)
Total financial instruments, net	(21)	(6)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	0	0
Other non-current assets	0	0
Total financial assets	0	0
Short-term credit	(610)	(822)
Trade payables	(715)	(790)
Other current liabilities	(330)	(311)
Long-term debt and debentures	(1,815)	(2,388)
Other non-current liabilities	(6)	(1)
Total financial liabilities	(3,476)	(4,312)
Total financial instruments, net	$ (3,476)	$ (4,312)